ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of purchase consideration and assets and liabilities recognized on the acquisition date
Details of the purchase consideration and the assets and liabilities recognized resulting from this acquisition are shown below.
Purchase consideration:

In millions
Cash consideration	$45.4
Contingent consideration	20.0
Total purchase consideration	$65.4
Assets and liabilities recognized on the acquisition date:

In millions
Intangible assets	$24.5
Inventories	17.6
Other assets	4.1
Deferred tax liabilities	(0.3)
Other liabilities	(4.1)
Net identifiable assets acquired	41.8
Add: Goodwill	23.6
Net assets acquired	$65.4